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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: --------

  This Amendment (Check only one.): | | is a restatement.
                                    | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Austin Investment Management Inc
Address:         70 East 55th Street, 8th Floor
                 New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Rheema Pike
Title:            Chief Compliance Officer
Phone:            212-888-9292

Signature, Place, and Date of Signing:

/s/ Rheema Pike                   New York, NY                June 8, 2006
[Signature]                      [City, State]               [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary .]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  $154,524
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                         Form 13F File Number        Name
                                 28-

[Repeat as necessary.]

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------            --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
1/100 Berkshire
   Hathaway             CL A             084990175    4,065     4500  SH     SOLE                                        X
3m Co Com               COM              88579Y101    1,048    13850  SH     SOLE                                        X
AT&T, Inc.              COM              00206R102      385    14247  SH     SOLE                                        X
Abbott Laborator        COM              002824100      377     8895  SH     SOLE                                        X
Alcoa Inc.              COM              013817101      363    11900  SH     SOLE                                        X
Alltell Corp.           COM              020039103      365     5650  SH     SOLE                                        X
American Express        COM              025816109    3,347    63700  SH     SOLE                                        X
Ameriprise Finl Inc.    COM              03076C106      474    10540  SH     SOLE                                        X
Applied Matls Inc.      COM              038222105      210    12000  SH     SHARED-DEFINED           X
Applied Matls Inc.      COM              038222105       35     2000  SH     SOLE                                        X
Applied Micro Circuits  COM              03822w109      244    60000  SH     SOLE                                        X
Aqua America Inc        COM              03836w103    1,554    55876  SH     SOLE                     X
Autodesk Inc Com        COM              052769106      793    20600  SH     SOLE                                        X
Aviall Inc New C        COM              05366B102      685    18000  SH     SOLE                                        X
Avx Corp New Com        COM              002444107      885    50000  SH     SHARED-DEFINED           X
Avx Corp New Com        COM              002444107    1,692    95600  SH     SOLE
Baker Hughes Inc        COM              057224107    7,322   107050  SH     SOLE                     X
Bank Of America         COM              060505104    1,057    23216  SH     SOLE                                        X
Bank Of New York        COM              064057102      199     5536  SH     SOLE                                        X
Bea Systems Inc.        COM              073325102      433    33000  SH     SHARED-DEFINED           X
Bea Systems Inc.        COM              073325102       29     1900  SH     SOLE                                        X
Bellsouth Corp          COM              079860102      344     9952  SH     SOLE                                        X
Bp Amoco Plc-           SPONSORED ADR    055622104      476     6916  SH     SOLE                                        X
Bristol Myers Squibb    COM              110122108      615    25000  SH     SHARED-DEFINED           X
Bristol Myers Squibb    COM              110122108      413    16800  SH     SOLE                                        X
Burlington Northern
   Santa Fe             COM              12189T104      166     2000  SH     SHARED-DEFINED           X
Burlington Northern
   Santa Fe             COM              12189T104    2,058    24700  SH     SOLE                                        X
Chevrontexaco Co        COM              166764100    7,525   129812  SH     SOLE                     X
Chicago Bridge
   & Iron NV            NY REGISTRY SH   167250109      168     7000  SH     SHARED-DEFINED           X
Chicago Bridge
   & Iron NV            NY REGISTRY SH   167250109    3,502   145950  SH     SOLE                                        X
Cisco Systems           COM              17275R102    4,329   199796  SH     SOLE                     X
Citigroup Inc.          COM              172967101      547    11595  SH     SOLE                                        X
Coherent Inc.           COM              192479103      175     5000  SH     SHARED-DEFINED           X
Coherent Inc.           COM              192479103      122     3500  SH     SOLE                                        X
Colgate Palmolive       COM              194162103      330     5780  SH     SOLE                     X
Commscope Inc           COM              203372107      485    17000  SH     SOLE                     X
Conocophillips Co       COM              20825C104    1,438    22775  SH     SOLE                                        X
Consolidated Edison     COM              209115104    1,510    34725  SH     SOLE                     X
Corning Inc.            COM              219350105      472    17575  SH     SOLE                     X
Costco Wholesale        COM              22160K105      460     8500  SH     SOLE                                        X
Credence Systems        COM              225302108       14     2000  SH     SOLE                     X
Credence Systems        COM              225302108      367    50000  SH     SHARED-DEFINED           X
Diageo Plc-ADR          SPON ADR NEW     25243Q205      634    10000  SH     SOLE                     X
Diageo Plc-ADR          SPON ADR NEW     25243Q205       71     1132  SH     SOLE                     X
Duke Power Co           COM              26441C105    1,222    41944  SH     SOLE                     X
East Group Prope        COM              277276101      407     8600  SH     SOLE                                        X
Eli Lilly & Co          COM              532457108    1,454    26294  SH     SOLE                                        X
Encana Corp.            COM              292505104    1,168    25000  SH     SHARED-DEFINED           X
Encana Corp.            COM              292505104    8,516   182254  SH     SOLE                     X
Essex Ppty Tr In        COM              297178105      369     3400  SH     SOLE                                        X
Exelon Corp.            COM              30161N101      239     4524  SH     SOLE                                        X
Exxon Mobil Corp        COM              30231G102    2,960    48648  SH     SOLE                     X
Fording Canadian Coal   TR UNIT          345425102      379    10000  SH     SHARED-DEFINED           X
Fording Canadian Coal   TR UNIT          345425102       28      750  SH     SOLE                     X
Fpl Group Inc.          COM              302571104      208     5200  SH     SOLE                                        X
General Electric        COM              369604103      660    18982  SH     SOLE                     X
Golar Lng Ltd           SHS              g9456a100      406    30000  SH     SOLE                                        X
Grant Prideco In        COM              38821G101    2,369    55300  SH     SOLE                     X
H J Heinz Co            COM              423074103      303     8000  SH     SOLE                                        X
Home Depot              COM              437076102    1,376    32550  SH     SOLE                     X
Honeywell Inc           COM              438516106    4,852   113450  SH     SOLE                     X
Ingersoll-Rand C        CL A             G4776G101    3,064    73325  SH     SOLE                     X
Intel Corp.             COM              458140100      709    36680  SH     SOLE                                        X
Jakks Pac Inc           COM              47012E106      542    20300  SH     SOLE                                        X
Johnson & Johnson       COM              478160104    1,535    25930  SH     SOLE                     X
K Swiss Inc CL A        CL A             482686102      120     4000  SH     SOLE                                        X
Keycorp                 COM              493267108      220     6000  SH     SOLE                                        X
Kos Pharmaceuticals     COM              500648100      907    19000  SH     SHARED-DEFINED           X
Kos Pharmaceuticals     COM              500648100   16,700   349679  SH     SOLE                                        X
Liberty Media Co        COM SER A        530718105      286    34920  SH     SOLE                     X
Mcgrath Rentcorp        COM              580589109      300    10000  SH     SOLE                                        X
Mellon Financial        COM              58551A108      201     5664  SH     SOLE                     X
Mercantile Bankares
   Corp.                COM              587405101      305     7950  SH     SOLE                     X
Merrill Lynch &  Co.    COM              590188108      645     8200  SH     SOLE                     X
Microsoft Corp.         COM              594918104      617    22680  SH     SOLE                     X
Millea Holdings         ADR              60032R106      394     4000  SH     SOLE                                        X
Monster Worldwide       COM              611742107      324     6500  SH     SOLE                                        X
News Corporation CL A   CL A             65248E104      520    31318  SH     SOLE                     X
Noble Corporation       SHS              G65422100    5,587    68900  SH     SOLE                     X
Northern Border         UNIT LTD PARTN   664785102    1,741    36350  SH     SOLE                                        X
Oracle Systems C        COM              68389X105    1,381   100900  SH     SOLE                                        X
Pall Corp.              COM              696429307    1,827    58600  SH     SOLE                     X
PepsiAmericas In        COM              71343P200      244    10000  SH     SOLE                                        X
Pepsico, Inc.           COM              713448108      919    15910  SH     SOLE                                        X
Pfizer Inc              COM              717081103    1,120    44976  SH     SOLE                     X
Procter & Gamble        COM              742718109      880    15277  SH     SOLE                     X
Rio Tinto Plc Sp        SPONSORED ADR    767204100      351     1700  SH     SHARED-DEFINED           X
Rockwell Collins Inc.   COM              774341101      518     9200  SH     SOLE                     X
Schering Plough         COM              806605101    2,789   146900  SH     SHARED-DEFINED           X
Schlumberger Ltd        COM              806857108    2,113    16700  SH     SOLE                                        X
St. Joe Company         COM              790148100      125     2000  SH     SHARED-DEFINED           X
St. Joe Company         COM              790148100    2,500    40050  SH     SOLE                                        X
Suncor Energy Inc       COM              867229106      500     6500  SH     SHARED-DEFINED           X
Superior Inds. Intl     COM              868168105      317    16400  SH     SOLE                                        X
Sycamore Network        COM              871206108      352    75000  SH     SHARED-DEFINED           X
Sycamore Network        COM              871206108      162    13700  SH     SOLE                                        X
Tejon Ranch Co.         COM              879080109      464     9500  SH     SHARED-DEFINED           X
Tejon Ranch Co.         COM              879080109    1,373    28100  SH     SOLE                                        X
Tellabs Inc             COM              879664100      795    50000  SH     SHARED-DEFINED           X
Tellabs Inc             COM              879664100    2,057   129430  SH     SOLE                                        X
Texas Utilities         COM              873168108    4,650   103900  SH     SOLE                     X
Time Warner Inc.        COM              887317105      705    42000  SH     SHARED-DEFINED           X
United Technology       COM              913017109      521     9000  SH     SOLE                                        X
United Utlities         COM              91311Q105      877    36200  SH     SOLE                                        X
Veritas DGC Inc.        COM              92343p107      453    10000  SH     SHARED-DEFINED           X
Veritas DGC Inc.        COM              92343p107      204     4500  SH     SOLE                                        X
Verizon Comm.           COM              92343V104      214     6296  SH     SOLE                                        X
Vishay Intertechnology  COM              928298108      284    20000  SH     SHARED-DEFINED           X
Vishay Intertechnology  COM              928298108       71     5000  SH     SOLE                                        X
Vornado Rlty Tr         SH BEN INT       929042109    1,555    16200  SH     SOLE                                        X
Walgreen Co             COM              931422109    2,630    61000  SH     SOLE                     X
Waington Real
   Estate Invt          SH BEN INT       939653101    1,645    45300  SH     SOLE                                        X
Waters Corp.            COM              941848103      116     2700  SH     SOLE                                        X
Watts Water
   Technologies Inc.    CL A             942749102      363    10000  SH     SHARED-DEFINED           X
Watts Water
   Technologies Inc.    CL A             942749102    3,292    90600  SH     SOLE                     X
White Mountains
   Ins. Grp.            COM              G9618E107      594     1000  SH     SOLE                                        X
Wrigley Wm Jr Co        COM              982526105    1,590    24850  SH     SOLE                                        X
Wyeth Com               COM              983024100      557    11500  SH     SOLE                     X